CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Revenues
Total revenues		¥ 1,692,463	$ 265,585	¥ 1,294,988	¥ 1,151,637
Cost of revenues		(327,889)	(51,453)	(212,206)	(198,630)
Gross profit		1,364,574	214,132	1,082,782	953,007
Operating expenses:
Sales and marketing expenses		(792,484)	(124,358)	(726,297)	(470,033)
General and administrative expenses		(252,214)	(39,578)	(183,987)	(160,531)
Research and development expenses		(286,567)	(44,969)	(229,192)	(177,268)
Impairment of goodwill and intangible assets		(65,879)	(10,338)
Total operating expenses		(1,397,144)	(219,243)	(1,139,476)	(807,832)
Income/(loss) from operations		(32,570)	(5,111)	(56,694)	145,175
Other income/(expenses):
Investment income		8,931	1,401	13,599	8,698
Interest income		19,328	3,033	39,669	45,045
Exchange losses		(4,766)	(748)	(1,118)	(3,235)
Impairment of long-term investment		(17,850)	(2,801)	0	(4,000)
Share of losses of equity method investee		(1,522)	(239)	(4,279)
Others, net		12,044	1,890	8,916	34,776
Income/(loss) before tax		(16,405)	(2,575)	93	226,459
Income tax (expenses)/benefits		(21,231)	(3,332)	4,784	(49,735)
Net income/(loss)		(37,636)	(5,907)	4,877	176,724
Net loss attributable to non-controlling interests		29,265	4,592	930
Net income/(loss) attributable to So-Young International Inc.		(8,371)	(1,315)	5,807	176,724
Accretions of convertible redeemable preferred shares to redemption value | ¥					(50,219)
Net income/(loss) attributable to ordinary shareholders of the Company		(8,371)	(1,315)	5,807	126,505
Other comprehensive income/(1oss):
Foreign currency translation adjustment		(31,399)	(4,927)	(144,225)	55,335
Total other comprehensive income/(loss)		(31,399)	(4,927)	(144,225)	55,335
Total comprehensive income/(loss)		(69,035)	(10,834)	(139,348)	232,059
Comprehensive loss attributable to non-controlling interests		29,265	4,592	930
Comprehensive income/(loss) attributable to So-Young International Inc.		(39,770)	(6,242)	(138,418)	232,059
Accretions of convertible redeemable preferred shares to redemption value | ¥					(50,219)
Comprehensive income/(loss) attributable to ordinary shareholders of the Company		¥ (39,770)	$ (6,242)	¥ (138,418)	¥ 181,840
Net earnings/(loss) per ordinary share
Weighted average number of ordinary shares used in computing earnings/(loss) per share, basic* | shares	[1]	81,680,504	81,680,504	81,534,991	59,357,935
Weighted average number of ordinary shares used in computing earnings/(loss) per share, diluted* | shares	[1]	81,680,504	81,680,504	83,781,406	63,309,091
Ordinary shares
Net earnings/(loss) per ordinary share
Net (loss)/earnings per ordinary share attributable to ordinary shareholder - basic | (per share)		¥ (0.10)	$ (0.02)	¥ 0.07	¥ 2.13
Net (loss)/earnings per ordinary share attributable to ordinary shareholder - diluted | (per share)		(0.10)	(0.02)	0.07	2.00
ADR [Member]
Net earnings/(loss) per ordinary share
Net (loss)/earnings per ordinary share attributable to ordinary shareholder - basic | (per share)		(0.08)	(0.01)	0.05	1.64
Net (loss)/earnings per ordinary share attributable to ordinary shareholder - diluted | (per share)		¥ (0.08)	$ (0.01)	¥ 0.05	¥ 1.54
Cost of revenues
Share-based compensation expenses included in:
Share-based Payment Arrangement, Expense		¥ (18,768)	$ (2,945)	¥ (18,327)	¥ (12,752)
Sales and marketing expenses
Share-based compensation expenses included in:
Share-based Payment Arrangement, Expense		(9,808)	(1,539)	(6,711)	(8,479)
General and administrative expenses
Share-based compensation expenses included in:
Share-based Payment Arrangement, Expense		(56,705)	(8,898)	(46,001)	(61,579)
Research and development expenses
Share-based compensation expenses included in:
Share-based Payment Arrangement, Expense		(20,869)	(3,275)	(21,131)	(21,401)
Information services and others
Revenues
Total revenues		1,304,455	204,697	962,089	833,422
Sales of equipment and maintenance services
Revenues
Total revenues		111,956	17,568
Reservation services
Revenues
Total revenues		¥ 276,052	$ 43,320	¥ 332,899	¥ 318,215

[1]	Both Class A and Class B ordinary shares are included in the calculation of the weighted average number of ordinary shares outstanding, basic and diluted.